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                    VANGUARD SPECIALIZED PORTFOLIOS, INC.
                             REIT INDEX PORTFOLIO
                            Prospectus Supplement

                                March 19, 1997

If you buy shares of Vanguard REIT Index Portfolio through a broker-dealer or investment adviser, the broker-dealer or adviser may charge you a service fee.


                                                                         PS123